INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	2,562,000	—	39,000	—	2,601,000
Impairments	—	—	(36,000)	—	(36,000)
Amortization	—	(1,313,000)	—	(664,000)	(1,977,000)
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Impairments	—	—	—	—	—
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Estimated amortization expense for the succeeding five years is as follows:
2015	$3,589,000
2016	3,037,000
2017	2,980,000
2018	2,179,000
2019 and thereafter	2,679,000
$14,464,000